EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted income (loss) per share
a.	Numerator:

	Six months ended
	June 30,
	2024	2023
	$ thousands
Numerator for basic and diluted income per share -
Net income available to holders of ordinary shares	8,236	4,056

b.	Denominator:

	Six months ended
	June 30,
	2024	2023
Denominator for diluted income per share -
Weighted average number of shares	85,632,241	84,359,762
Add – RSUs and stock options	2,120,922	792,872

Denominator for diluted income per share - adjusted	87,753,163	85,152,634